Finance income and expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Finance income [Abstract]
Finance income on cash, cash equivalents and other financial assets	$ 317	$ 387	$ 1,457	$ 2,275
Gain on cash equivalents and other financial assets at fair value through profit and loss ("FVTPL")	2,528	1,782	5,664	4,346
Interest income under effective interest rate method at fair value through other comprehensive income ("FVOCI")	147	614	722	1,995
Finance income	2,992	2,783	7,843	8,616
Finance expense [Abstract]
Finance expense on investments	(70)	(13)	(225)	(346)
Finance expense on lease liability	(5)	(8)	(17)	(27)
Finance expense	$ (75)	$ (21)	$ (242)	$ (373)